Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	January 2022
Payment Date	2/15/2022
Transaction Month	1
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,146,189,073.03	34,997	56.9 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$182,190,000.00	0.23886%	February 15, 2023
Class A-2 Notes	$361,420,000.00	0.73%	September 15, 2024
Class A-3 Notes	$361,420,000.00	1.29%	June 15, 2026
Class A-4 Notes	$95,040,000.00	1.56%	May 15, 2027
Class B Notes	$31,560,000.00	1.91%	July 15, 2027
Class C Notes	$21,020,000.00	2.14%	July 15, 2029

Total	$1,052,650,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,511,414.55

Principal:
Principal Collections	$22,552,397.76
Prepayments in Full	$13,612,685.30
Liquidation Proceeds	$0.00
Recoveries	$0.00
Sub Total	$36,165,083.06
Collections	$38,676,497.61

Purchase Amounts:
Purchase Amounts Related to Principal	$387,418.86
Purchase Amounts Related to Interest	$306.45
Sub Total	$387,725.31

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$39,064,222.92

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	January 2022
Payment Date	2/15/2022
Transaction Month	1
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$39,064,222.92
Servicing Fee	$955,157.56	$955,157.56	$0.00	$0.00	$38,109,065.36
Interest - Class A-1 Notes	$26,594.27	$26,594.27	$0.00	$0.00	$38,082,471.09
Interest - Class A-2 Notes	$153,904.68	$153,904.68	$0.00	$0.00	$37,928,566.41
Interest - Class A-3 Notes	$271,968.55	$271,968.55	$0.00	$0.00	$37,656,597.86
Interest - Class A-4 Notes	$86,486.40	$86,486.40	$0.00	$0.00	$37,570,111.46
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$37,570,111.46
Interest - Class B Notes	$35,163.10	$35,163.10	$0.00	$0.00	$37,534,948.36
Second Priority Principal Payment	$12,364,667.30	$12,364,667.30	$0.00	$0.00	$25,170,281.06
Interest - Class C Notes	$26,239.97	$26,239.97	$0.00	$0.00	$25,144,041.09
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$25,144,041.09
Regular Principal Payment	$169,825,332.70	$25,144,041.09	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00

Total		$39,064,222.92

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$12,364,667.30
Regular Principal Payment					$25,144,041.09
Total					$37,508,708.39
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$37,508,708.39	$205.88	$26,594.27	$0.15	$37,535,302.66	$206.03
Class A-2 Notes	$0.00	$0.00	$153,904.68	$0.43	$153,904.68	$0.43
Class A-3 Notes	$0.00	$0.00	$271,968.55	$0.75	$271,968.55	$0.75
Class A-4 Notes	$0.00	$0.00	$86,486.40	$0.91	$86,486.40	$0.91
Class B Notes	$0.00	$0.00	$35,163.10	$1.11	$35,163.10	$1.11
Class C Notes	$0.00	$0.00	$26,239.97	$1.25	$26,239.97	$1.25
Total	$37,508,708.39	$35.63	$600,356.97	$0.57	$38,109,065.36	$36.20

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	January 2022
Payment Date	2/15/2022
Transaction Month	1

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$182,190,000.00	1.0000000	$144,681,291.61	0.7941231
Class A-2 Notes	$361,420,000.00	1.0000000	$361,420,000.00	1.0000000
Class A-3 Notes	$361,420,000.00	1.0000000	$361,420,000.00	1.0000000
Class A-4 Notes	$95,040,000.00	1.0000000	$95,040,000.00	1.0000000
Class B Notes	$31,560,000.00	1.0000000	$31,560,000.00	1.0000000
Class C Notes	$21,020,000.00	1.0000000	$21,020,000.00	1.0000000
Total	$1,052,650,000.00	1.0000000	$1,015,141,291.61	0.9643674

Pool Information
Weighted Average APR	2.595%	2.593%
Weighted Average Remaining Term	56.93	56.09
Number of Receivables Outstanding	34,997	34,471
Pool Balance	$1,146,189,073.03	$1,109,636,512.48
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,052,659,436.25	$1,019,265,332.70
Pool Factor	1.0000000	0.9681095

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,648.59
Yield Supplement Overcollateralization Amount	$90,371,179.78
Targeted Overcollateralization Amount	$125,437,267.61
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$94,495,220.87

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,648.59
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,648.59
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,648.59

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	January 2022
Payment Date	2/15/2022
Transaction Month	1
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		20	$58.63
(Recoveries)		0	$0.00
Net Loss for Current Collection Period			$58.63
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.0001%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			N/A
Second Prior Collection Period			N/A
Prior Collection Period			N/A
Current Collection Period			0.0001%
Four Month Average (Current and Prior Three Collection Periods)			N/A

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		20	$58.63
(Cumulative Recoveries)			$0.00
Cumulative Net Loss for All Collection Periods			$58.63
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0000%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2.93
Average Net Loss for Receivables that have experienced a Realized Loss			$2.93

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.32%	102	$3,602,670.34
61-90 Days Delinquent	0.00%	0	$0.00
91-120 Days Delinquent	0.00%	0	$0.00
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.32%	102	$3,602,670.34

Repossession Inventory:
Repossessed in the Current Collection Period		0	$0.00
Total Repossessed Inventory		0	$0.00

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			N/A
Prior Collection Period			N/A
Current Collection Period			0.0000%
Three Month Average			N/A

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0000%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	January 2022
Payment Date	2/15/2022
Transaction Month	1

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	56	$2,064,912.70
2 Months Extended	69	$2,644,724.72
3+ Months Extended	6	$246,907.20

Total Receivables Extended	131	$4,956,544.62

IX. Credit Risk Retention

The fair value of the Notes and the Residual Interest on the Closing Date is summarized below.
	Fair Value	Fair Value
	(in millions)	(as a percentage)

Class A Notes	$1,000.1	88.8%
Class B Notes	31.6	2.8
Class C Notes	21.0	1.9
Residual Interest	73.7	6.5

Total	$1,126.4	100.0%

The Depositor must retain a Residual Interest with a fair value of at least 5% of the aggregate value of the Notes and Residual Interest, or $56.3M, according to Regulation RR

X. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009
Date: February 4, 2022

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer